Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Amount of breach of contract to be accrued				$ 231,323
Rent including sales tax								$ 1,990
Deposits		$ 6,191		6,191	$ 6,191
Rent expenses		$ 6,804	$ 6,611	$ 27,022	$ 21,289
Forecast [Member]
Rent including sales tax						$ 2,124	$ 2,056
Cromongen Biotechnology Corporation [Member]
Amount of breach of contract to be accrued	$ 3,994,523
Breach of contract amount	120,265
Costs and fees amount	111,057
Conversion value	$ 3,763,200